Unaudited Condensed Consolidated Interim Statements of Comprehensive Loss - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Loss for the period	SFr (9,970)	SFr (25,375)	SFr (38,822)	SFr (58,589)
Items that will not be reclassified to profit or loss
Actuarial gain of defined benefit plans	333	26	39	613
Items that may be reclassified subsequently to loss:
Foreign currency translation differences	36	(152)	61	(191)
Other comprehensive income (loss) for the period	369	(126)	100	422
Total comprehensive income (loss) for the period	SFr (9,601)	SFr (25,501)	SFr (38,722)	SFr (58,167)